THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JULY 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.2%

	Shares	Value
COMMUNICATION SERVICES — 12.4%
John Wiley & Sons, Cl A	54,374	$2,839,410
Nexstar Media Group, Cl A	26,008	4,899,127
WideOpenWest *	110,330	2,027,866
Ziff Davis *	39,420	3,228,104

		12,994,507

CONSUMER DISCRETIONARY — 8.5%
Everi Holdings *	75,827	1,456,637
Leslie’s *	105,523	1,599,729
Lithia Motors, Cl A	9,578	2,540,852
Oxford Industries	23,481	2,240,087
Ruth’s Hospitality Group	65,121	1,142,873

		8,980,178

CONSUMER STAPLES — 2.6%
Spectrum Brands Holdings	38,719	2,692,519

ENERGY — 8.2%
DT Midstream	28,366	1,560,981
Magnolia Oil & Gas, Cl A	108,837	2,626,237
Rattler Midstream	102,031	1,465,165
Viper Energy Partners	96,460	2,965,180

		8,617,563

FINANCIALS — 20.1%
BGC Partners, Cl A	410,432	1,498,077
Columbia Banking System	80,651	2,433,240
FB Financial	79,567	3,409,446
First Merchants	96,373	4,002,371
Pacific Premier Bancorp	100,073	3,366,456
PacWest Bancorp	109,570	3,071,247
Starwood Property Trust ‡	143,281	3,384,297

		21,165,134

HEALTH CARE — 4.2%
Enovis *	33,557	2,004,024

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JULY 31, 2022 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
ModivCare *	23,623	$2,357,576

		4,361,600

INDUSTRIALS — 16.4%
BWX Technologies	51,374	2,911,879
CBIZ *	106,088	4,839,735
Esab	33,557	1,383,219
ESCO Technologies	12,905	1,000,783
Forward Air	28,027	2,940,873
Kaman	44,218	1,361,030
KAR Auction Services *	161,091	2,754,656

		17,192,175

INFORMATION TECHNOLOGY — 13.1%
ACI Worldwide *	104,424	2,979,217
OSI Systems *	17,851	1,725,656
Silicon Motion Technology ADR	34,026	2,902,758
Verint Systems *	62,878	2,871,638
Verra Mobility, Cl A *	198,104	3,266,735

		13,746,004

MATERIALS — 5.6%
HB Fuller	31,902	2,048,108
Silgan Holdings	86,938	3,868,741

		5,916,849

REAL ESTATE — 6.1%
Community Healthcare Trust ‡	45,702	1,780,093
Howard Hughes *	17,290	1,225,688
Medical Properties Trust ‡	106,769	1,840,697
Newmark Group, Cl A	138,784	1,582,138

		6,428,616

TOTAL COMMON STOCK (Cost $86,474,083)		102,095,145

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JULY 31, 2022 (UNAUDITED)

SHORT-TERM INVESTMENT — 2.5%

	Shares	Value
First American Treasury Obligations Fund, Cl X, 1.500% (A) (Cost $2,679,072)	2,679,072	$2,679,072

TOTAL INVESTMENTS— 99.7% (Cost $89,153,155)		$104,774,217

Percentages are based on Net Assets of $105,087,445.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate shown is the 7-day effective yield as of July 31, 2022.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2022 all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CAR-QH-001-1700

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